Pension Plans and Other Postretirement Plans - Defined Benefit Plans Expected Benefit (Details) $ in Millions	Dec. 31, 2018 USD ($)
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
2019	$ 375
2020	387
2021	411
2022	387
2023	391
2024-2028	1,916
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2019	17
2020	17
2021	17
2022	16
2023	16
2024-2028	$ 76